FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended 12/31/04
Institutional Investment Manager Filing this Report:
"Hays Advisory, LLC"
"2207 Crestmoor, Suite 203"
"Nashville, TN  37215"
Form 13F File Number: 28-10649
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the "report is authorized to submit it, that all information contained herein" "is true, correct and complete, and that it is understood that all" "required items, statements, schedules, lists, and tables, are considered" integral parts of this form.
Person signing this report on behalf of Reporting Manager:
Name:  Wendy Vasquez
Title:  Compliance Officer
Phone:  615-467-6070
"Signature, Place, and Date of Signing:"
"Wendy L. Vasquez, Nashville, TN  02/03/05"
Report Type:  13F Holdings Report

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5	ITEM 6			ITEM 7	ITEM 8
					INVESTMENT DISCRETION				VOTING AUTHORITY (SHARES)
ISSUER	CLASS	CUSIP	FAIR MKT VAL	SHARES	(A)	 (B)	( C)	MGR	(A)	(B)	( C)
"ACTIVISION, INC."	COMMON	004930202	"13,531"	"670,502"	X				"670,502"
ADOBE SYS INC COM	COMMON	00724F101	"15,214"	"242,496"	X				"242,496"
"BARD, C R INC"	COMMON	067383109	"14,567"	"227,684"	X				"227,684"
CAPITAL ONE FINL CORP	COMMON	14040H105	"14,955"	"177,587"	X				"177,587"
CAREMARK RX INC COM	COMMON	141705103	"14,195"	"360,014"	X				"360,014"
COSTCO WHSL CORP NEW	COMMON	22160K105	"12,641"	"261,118"	X				"261,118"
DANAHER CORP SHS BEN	COMMON	235851102	"12,709"	"221,365"	X				"221,365"
EBAY INC COM	COMMON	278642103	"18,900"	"162,454"	X				"162,454"
FEDEX CORP COM	COMMON	31428X106	"13,865"	"140,778"	X				"140,778"
GOLDEN WEST FINL CORP	COMMON	381317106	"13,536"	"220,387"	X				"220,387"
HARRIS CORP DEL COM	COMMON	413875105	"14,085"	"227,947"	X				"227,947"
ISHARES TR RUSSL 2000	MUTUAL	464287648	"51,855"	"770,507"	X				"770,507"
ITT INDUSTRIES INC INDIANA	COMMON	450911102	"11,788"	"139,584"	X				"139,584"
JUNIPER NETWORKS INC	COMMON	48203R104	"12,180"	"447,948"	X				"447,948"
LEGG MASON INC COM	COMMON	524901105	"13,439"	"183,436"	X				"183,436"
M&T BANK CORP	COMMON	55261F104	"12,329"	"114,329"	X				"114,329"
MBIA INC	COMMON	55262C100	"11,131"	"175,897"	X				"175,897"
MCGRAW-HILL COMPANIES	COMMON	580645109	"12,841"	"140,282"	X				"140,282"
MONSANTO CO NEW COM	COMMON	61166W101	"17,452"	"314,160"	X				"314,160"
NETWORK APPLIANCE INC	COMMON	64120L104	"14,901"	"448,546"	X				"448,546"
NEXTEL COMMUNICATIONS	COMMON	65332V103	"14,027"	"467,419"	X				"467,419"
RESPIRONICS INC COM	COMMON	761230101	"4,294"	"79,001"	X				"79,001"
SONIC CORP COM	COMMON	835451105	"14,618"	"479,294"	X				"479,294"
TEXAS INSTRS INC COM	COMMON	882508104	"7,951"	"322,963"	X				"322,963"
UNITEDHEALTH GROUP IN	COMMON	91324P102	"12,154"	"138,071"	X				"138,071"
YAHOO INC COM	COMMON	984332106	"16,368"	"434,390"	X				"434,390"

		TOTAL	"385,526"

FORM 13 F
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  26
"Form 13F Information Table Value Total: 385,526"
List of Other Included Managers:  None